Market Risk - Portfolio Market Risk Measures (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Market Risk [line items]
Total VaR (one-day measure)	$ 23.1	$ 51.4
Stressed Value-at-Risk (one-day)	63.9	49.5
Incremental Risk Capital Charge (one-year)	338.3	301.6
Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	11.9	20.6
Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.0	37.3
Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.2	12.0
Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.8	4.0
Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7	3.8
Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	19.4	48.9
Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(32.9)	(75.2)
Average risk [member]
Market Risk [line items]
Total VaR (one-day measure)	29.9	46.6
Stressed Value-at-Risk (one-day)	39.5	57.4
Incremental Risk Capital Charge (one-year)	349.5	325.2
Average risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	15.7	19.1
Average risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.7	35.1
Average risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.5	12.7
Average risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	3.9
Average risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	4.7	3.7
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	26.2	37.0
Average risk [member] | Risk diversification effect [member]
Market Risk [line items]
Total VaR (one-day measure)	(42.8)	(64.9)
High risk [member]
Market Risk [line items]
Total VaR (one-day measure)	44.7	118.8
Stressed Value-at-Risk (one-day)	63.9	126.9
Incremental Risk Capital Charge (one-year)	424.3	482.9
High risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	33.5	36.8
High risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	37.2	109.3
High risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	14.1	42.8
High risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.3	10.4
High risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	9.4	7.9
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	41.9	69.5
Low risk [member]
Market Risk [line items]
Total VaR (one-day measure)	20.6	15.1
Stressed Value-at-Risk (one-day)	28.5	31.3
Incremental Risk Capital Charge (one-year)	265.1	164.8
Low risk [member] | Interest rate risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.8	7.6
Low risk [member] | Credit risk [member]
Market Risk [line items]
Total VaR (one-day measure)	5.4	6.9
Low risk [member] | Equity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	6.0	3.5
Low risk [member] | Currency risk [member]
Market Risk [line items]
Total VaR (one-day measure)	0.4	0.9
Low risk [member] | Commodity price risk [member]
Market Risk [line items]
Total VaR (one-day measure)	1.9	1.2
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [line items]
Total VaR (one-day measure)	$ 16.5	$ 10.9